Significant capital and funding transactions - Additional Information (Detail) shares in Thousands, $ in Millions		3 Months Ended
	Jan. 25, 2024 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 25, 2024 $ / shares shares	Nov. 07, 2023 $ / shares shares
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Proceeds from issue of preference shares | $		$ 744
Series C2 Depositary Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Number Of Shares Redeemed				615
Series C2 Preference Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Par value per share | $ / shares				$ 1,000
Number Of Shares Redeemed				15
Series BU Preference Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Number of shares issued			750
Par value per share | $ / shares			$ 1,000
Proceeds from issue of preference shares | $	$ 750
Percentage of semi annual cash dividend	7.408%
Percentage of premium	3.90%